Significant accounting judgments, estimates and assumptions	12 Months Ended
Mar. 31, 2024
Significant Accounting Judgments Estimates And Assumptions
Significant accounting judgments, estimates and assumptions

4. Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the assets or liabilities in future periods.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

4.1 Significant judgments in applying the Group’s accounting policies

In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Determining the lease term of contracts with renewal and termination options - Group as lessee

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has several lease contracts that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).

4.2 Significant accounting estimates and assumptions

The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. Actual results could differ from these estimates.

a)	Impairment reviews

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is higher of value in use and fair value less cost of disposal (“FVLCOD”). The Group first determines value in use to calculate recoverable amount. If value in use calculation indicates impairment, then fair value less cost to sell is also determined. The value in use calculation is based on a DCF model. The cash flows are derived from the budget approved by the management for the next five years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. After budget period, cash flow is determined based on extrapolation. The value in use is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. The estimation of FVLCOD reflects assumptions that are subject to various risks and uncertainties, including key assumptions regarding EBITDA Market Multiple, and discount rate. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate FVLCOD. These estimates are most relevant to goodwill and other intangibles with indefinite useful lives recognised by the Group.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The key assumptions used to determine the recoverable amount for the CGUs, including sensitivity analysis, are disclosed and further explained in Note 20.

The Group tests goodwill for impairment annually on March 31 and whenever there are indicators of impairment.

b)	Measurement of Expected Credit Loss (ECL) for uncollectible trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision matrix is initially based on the Group’s historical observed default rates. The Group calibrates the matrix to adjust the historical credit loss experience with forward-looking information. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. Also refer to Note 26 and 27.

c)	Loyalty programs

Customers are entitled to loyalty points on certain transactions that can be redeemed for future qualifying transactions. The Group estimates revenue allocation between the loyalty program and the other components of the sale with assumptions about the expected redemption rates. The Group considers the likelihood that the customer will redeem the points based on past behavior and expected changes. The Group updates its estimates of the points that will be redeemed on a quarterly basis and any adjustments to the contract liability balance are charged against revenue. Also refer to Note 35.

d)	Taxes

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, future tax planning strategies and recent business performances and developments. The Group has not recognized deferred tax asset on unused tax losses and temporary differences in most of the subsidiaries of the Group. Also refer to Note 25.

e)	Defined benefit plans

The costs of post retirement benefit obligation under the Gratuity plan are determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexities involved in the valuation and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date. Also refer to Note 34 for assumptions and sensitivities.

f)	Estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates) when available.

g)	Useful life of Intangible assets

The useful lives of the Group’s intangible assets are determined by management at the time the asset is acquired based on historical experience, after considering market conditions, industry practice, technological developments, obsolescence and other factors. The useful life is reviewed by management periodically, including at each financial year end. The lives are based on historical experience with similar assets as well as anticipation of future events, which may impact their life, such as changes in technology.

h)	Recognition of variable consideration incentives pertaining to air ticketing

The Group receives incentives from Global Distribution System (“GDS”) providers for achieving minimum performance thresholds of ticket segments sales over the term of the agreement. The Group does not have a right to payment until the ticket segment thresholds as agreed are met. The variable considerations (i.e. incentives) to be included in the transaction price is estimated at inception and adjusted at the end of each reporting period as additional information becomes available only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved. For doing such assessment, management considers various assumptions which primarily includes the Group’s estimated air ticket sales growth rates and the impact of marketing initiatives on the Group’s ability to achieve sales targets set by the GDS providers. These assumptions are forward looking and could be affected by future economic and market conditions. Also refer note 8.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)